SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
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Check here if Amendment [  ]; Amendment Number:
                                                 -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
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Address:   230 Park Avenue
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           New York, NY  10169
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Form 13F File Number:  028-12290
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard C. Mathes
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Title:     President
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Phone:     (917) 368-4900
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Signature, Place, and Date of Signing:

       /s/ Richard C. Mathes               New York, NY           10/18/2012
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
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Form 13F Information Table Entry Total:         77
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Form 13F Information Table Value Total:        $97,891
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                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1             028-12293                   Sorrell M. Mathes
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

                                             Form 13F Information Table

                                                                                                                       Auth-
                                                                  Value  Shrs or SH/ PUT/ Investment  Other    Voting  ority
             Name of Issuer            Title of Class   Cusip   (x$1000) Prn Amt PRN CALL Discretion Managers   Sole   Shared None
    ---------------------------------- -------------- --------- -------- ------- --- ---- ---------- -------- -------- ------ ----
1   Activision Blizzard In.               COM        00507V109     237   21,000  SH          SOLE             21,000
2   Allergan Inc.                         COM        018490102     204    2,225  SH          SOLE              2,225
3   Amazon Com Inc                        COM        023135106   4,684   18,416  SH          SOLE             18,416
4   Apple Inc.                            COM        037833100   7,909   11,856  SH          SOLE             11,856
5   Applied Matls Inc                     COM        038222105     179   16,000  SH          SOLE             16,000
6   B & G Foods Inc                       COM        05508R106     458   15,100  SH          SOLE             15,100
7   Baidu Com Inc.                     Spons. ADR    056752108     355    3,041  SH          SOLE              3,041
8   Boeing Co                             COM        097023105   1,955   28,095  SH          SOLE             28,095
9   Broadcom Corp.                       Cl. A       111320107   2,116   61,220  SH          SOLE             61,220
10  Buffalo Wild Wings Inc.               COM        119848109     587    6,850  SH          SOLE              6,850
11  Carnival Corp                      Paired CTF    143658300     646   17,725  SH          SOLE             17,725
12  Caterpillar Inc Del                   COM        149123101   2,288   26,587  SH          SOLE             26,587
13  Cheesecake Factory Inc.               COM        163072101     636   17,800  SH          SOLE             17,800
14  Chevron Corp.                         COM        166764100   2,705   23,208  SH          SOLE             23,208
15  Chipotle Mexican Grill               Cl. A       169656105     548    1,725  SH          SOLE              1,725
16  Cisco Systems Inc                     COM        17275R102     410   21,463  SH          SOLE             21,463
17  Cliffs Natural Resources Inc.         COM        18683K100     299    7,650  SH          SOLE              7,650
18  Coach Inc.                            COM        189754104     485    8,650  SH          SOLE              8,650
19  Coca Cola Co.                         COM        191216099     524   13,820  SH          SOLE             13,820
20  Coca-Cola Femsa S A                Spons. ADR    191241107     426    3,300  SH          SOLE              3,300
21  CSX Corp                              COM        126408103   1,661   80,030  SH          SOLE             80,030
22  Cummins Inc                           COM        231021106     330    3,575  SH          SOLE              3,575
23  Deere & Co                            COM        244199105   1,937   23,487  SH          SOLE             23,487
24  Du Pont E I De Nemours                COM        263534109   1,932   38,440  SH          SOLE             38,440
25  EBAY Inc                              COM        278642103   1,300   26,871  SH          SOLE             26,871
26  Enbridge Energy Partners              COM        29250R106   1,432   48,650  SH          SOLE             48,650
27  Exxon Mobil Corp                      COM        30231G102   2,763   30,215  SH          SOLE             30,215
28  Fedex Corp.                           COM        31428X106   1,887   22,305  SH          SOLE             22,305
29  General Mills Inc.                    COM        370334104   1,997   50,115  SH          SOLE             50,115
30  Google Inc                           Cl. A       38259P508   2,139    2,835  SH          SOLE              2,835
31  Greenbrier Cos Inc                    COM        393657101   1,873  116,045  SH          SOLE            116,045
32  Harley Davidson Inc                   COM        412822108     785   18,528  SH          SOLE             18,528
33  Herbalife Ltd                         COM        G4412G101     356    7,500  SH          SOLE              7,500
34  Hershey Co.                           COM        427866108     489    6,899  SH          SOLE              6,899
35  International Business Machines       COM        459200101   2,454   11,827  SH          SOLE             11,827
36  Johnson & Johnson                     COM        478160104   2,136   30,999  SH          SOLE             30,999
37  Kinder Morgan Energy UT LP            COM        494550106   1,081   13,100  SH          SOLE             13,100
38  Markwest Energy Partners LP           COM        570759100     738   13,560  SH          SOLE             13,560
39  Microchip Technology                  COM        595017104     224    6,850  SH          SOLE              6,850
40  Mosaic Company (THE)                  COM        61945C103     400    6,950  SH          SOLE              6,950
41  National Oilwell Varco Inc            COM        637071101     328    4,100  SH          SOLE              4,100
42  Nestle N                           Spons. ADR    641069406   1,960   31,057  SH          SOLE             31,057
43  Nucor Corp.                           COM        670346105     640   16,725  SH          SOLE             16,725
44  Oceaneering Int'l. Inc.               COM        675232102     967   17,500  SH          SOLE             17,500
45  Panera Bread Co                      Cl. A       69840W108     453    2,650  SH          SOLE              2,650
46  Parker Hannifin Corp                  COM        701094104   2,006   23,995  SH          SOLE             23,995
47  PG & E Corp.                          COM        69331C108   1,766   41,380  SH          SOLE             41,380
48  Precision Castparts Corp              COM        740189105     523    3,200  SH          SOLE              3,200
49  Procter & Gamble Co.                  COM        742718109   1,945   28,038  SH          SOLE             28,038
50  Public Svc Entrps Group               COM        744573106   1,882   58,495  SH          SOLE             58,495
51  PVH Corp                              COM        693656100     216    2,300  SH          SOLE              2,300
52  Qualcomm Inc.                         COM        747525103   2,077   33,245  SH          SOLE             33,245
53  Salesforce.com Inc                    COM        79466L302   1,750   11,460  SH          SOLE             11,460
54  Schlumberger Ltd                      COM        806857108   2,069   28,602  SH          SOLE             28,602
55  Seadrill Ltd.                         COM        G7945E105   2,029   51,745  SH          SOLE             51,745
56  Southern Copper Corp                  COM        84265V105   1,227   35,721  SH          SOLE             35,721
57  Starbucks Corp                        COM        855244109     510   10,050  SH          SOLE             10,050
58  Starwood Hotels and Resorts           COM        85590A401     330    5,700  SH          SOLE              5,700
59  SVB Finl Group                        COM        78486Q101     827   13,681  SH          SOLE             13,681
60  Tata Motors Ltd.                   Spons. ADR    876568502     543   21,150  SH          SOLE             21,150
61  Teradata Corp                         COM        88076W103   2,033   26,953  SH          SOLE             26,953
62  Terra Nitrogen Co LP                  COM        881005201     204      945  SH          SOLE                945
63  Tibco Software Inc.                   COM        88632Q103     478   15,800  SH          SOLE             15,800
64  Union Pacific Corp                    COM        907818108   1,907   16,065  SH          SOLE             16,065
65  Urban Outfitters Inc.                 COM        917047102     734   19,550  SH          SOLE             19,550
66  US Bancorp New                        COM        902973304   1,933   56,345  SH          SOLE             56,345
67  VMWare Inc.                          Cl. A       928563402   1,968   20,340  SH          SOLE             20,340
68  Volkswagen AG                      Spons. ADR    928662303   1,787   53,345  SH          SOLE             53,345
69  Wabco Holdings Inc.                   COM        92927K102     277    4,800  SH          SOLE              4,800
70  Wells Fargo & Co New                  COM        949746101   1,945   56,340  SH          SOLE             56,340
71  Whirlpool Corp                        COM        963320106   1,972   23,785  SH          SOLE             23,785
72  Whole Foods Mkt Inc                  Cl. A       966837106     390    4,000  SH          SOLE              4,000
73  Wynn Resorts Ltd                      COM        983134107     646    5,600  SH          SOLE              5,600
74  JPMorgan Chase Inc Pfd I           Preferred     46625H621     537   20,275  SH          SOLE             20,275
75  Wells Fargo & Co Prfd J            Preferred     949746879     918   30,905  SH          SOLE             30,905
76  Ishares Inc. MSCI Malaysia            COM        464286830     292   20,000  SH          SOLE             20,000
77  MKT VECT Indonesia Index              COM        57060U753     257    9,000  SH          SOLE              9,000

totals:                                                         97,891

Note: Issues can be omitted if less than 10,000 shares and value less than $200,000.00